S-K 1602(a)(4) Forepart, Adjusted NTBV	May 29, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.09
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.52
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.48
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.62
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.38
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.99
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.01
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.1
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.9
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.08
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.51
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.49
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.61
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.39
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.98
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.02
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.09
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.91